Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Name of Related Parties

The table below sets forth the major related parties that had transactions with the Group, and their relationships with the Group:

No.	Name of Related Parties	Relationships
1	Zheng Nan	Chief Executive Officer
2	Zheng Jiahua	Chairman of the Board of Directors
3	Hangzhou Yinuo Technology Co., Ltd.	Entity controlled by shareholders
4	Chongqing Zijing Huangcheng International Co., Ltd. Hangzhou Branch (“Chongqing Zijing Huangcheng”)	Entity controlled by Zheng Nan’s immediate family

Schedule of Related Party Transactions

(b) The Group had the following balances with related parties as of June 30, 2025 and 2026:

	As of June 30,
Amount due from related parties:	2025	2026
	RMB	RMB
Zheng Nan(1)	79,845	37,487
Chongqing Zijing Huangcheng(2)	200,000	302,805
Total	279,845	340,292

	As of June 30,
	2025	2026
Amount due to a related party:	RMB	RMB
Zheng Nan(3)	-	70,000

(1)	The balance represented the travel service payments received through the platform fund account on Zelle, a digital payment platform, held by Mr. Zheng Nan, the Chief Executive Officer of the Group.

(2)

The balance as of June 30, 2026 represented the prepayments to Chongqing Zijing Huangcheng for marketing services and a loan of RMB200,000, which bears an interest rate consistent with the benchmark interest rate of commercial banks and is due on October 30, 2027. The balance as of June 30, 2025 represented the prepayments to Chongqing Zijing Huangcheng for marketing services.

(3)	The balance represented an interest-free loan from Mr. Zheng Nan for the Group’s daily operation and reimbursement of expenses paid on the Group’s behalf.